SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2024
Disclosure of operating segments [Abstract]
SEGMENT INFORMATION [Text Block]

17 SEGMENT INFORMATION

Operating segments are those operations whose operating results are reviewed by the chief operating decision-maker, being the company's Chief Executive Officer, to make decisions about resources to be allocated to the segments and assess their performance, provided those operations meet certain quantitative thresholds, or are deemed significant. The Company's operating segments have been identified as the Company's individual operating mine and significant development projects. As a result of the acquisition of FCGI, the Company has recognized the Florida Canyon mine as an operating segment.

The Company operates in the mining industry and its principal product is refined gold. During the year ended December 31, 2024, the Company had one customer that individually accounted for more than 99% of the Company's total sales (2023 - no customers). The Company’s revenue was generated on the sale of refined gold and silver originating from the United States.

The following tables summarizes segment information of the Company:

Year ended December 31, 2024	Florida Canyon mine[1]	DeLamar	Nevada North and other development projects	Corporate and other	Total
Revenues	$30,350	$-	$-	$-	$30,350
Production costs	(23,117)	-	-	-	(23,117)
Depreciation, depletion and amortization	(1,859)	-	-	-	(1,859)
Total cost of sales	(24,976)	-	-	-	(24,976)
Gross profit	5,374	-	-	-	5,374
Exploration and evaluation expenses	-	(10,945)	(3,205)	-	(14,150)
General and administrative expenses	-	-	-	(4,466)	(4,466)
Depreciation	-	(636)	(163)	(99)	(898)
Share-based compensation	-	-	-	(1,543)	(1,543)
Income (loss) from operations	$5,374	$(11,581)	$(3,368)	$(6,108)	$(15,683)
Capital expenditures and capitalized land related payments	$2,301	$705	$324	$-	$3,330

December 31, 2024
Mineral properties, plant and equipment	$44,562	$1,563	$334	$382	$46,841
Exploration and evaluation assets	$-	$30,651	$27,627	$-	$58,278
Total assets	$145,433	$35,972	$28,622	$27,057	$237,084

1. Results for Florida Canyon mine are for Integra’s ownership period from November 8, 2024 to December 31, 2024.

Year ended December 31, 2023	DeLamar	Nevada North and other development project	Corporate and other	Total
Revenues	$-	$-	$-	$-
Production costs	-	-	-	-
Depreciation, depletion and amortization	-	-	-	-
Total cost of sales	-	-	-	-
Gross profit	-	-	-	-
Exploration and evaluation expenses	-	(20,191)	(1,818)	(22,009)
General and administrative expenses	-	(1)	(4,277)	(4,278)
Depreciation	(755)	(158)	(133)	(1,046)
Share-based compensation	-	-	(1,098)	(1,098)
Loss from operations	$(755)	$(20,350)	$(7,326)	$(28,431)
Capitalized land related payments	$600	$2,824	$-	$3,424

December 31, 2023
Plant and equipment	$2,017	$497	$510	$3,024
Exploration and evaluation assets	$41,041	$27,361	$-	$68,402
Total assets	$44,413	$28,386	$9,589	$82,388